BUSINESS COMBINATIONS - Schedule of Consideration Transferred (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration	[1]	$ 278,173	$ 253,691	$ 126,370
Cash paid	[1]	289,248 [2]	286,695	$ 172,445
Other current financial liabilities		113,707	68,750
Other non-current financial liabilities		167,177	135,238
Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other current financial liabilities		77,847	55,012
Other non-current financial liabilities		119,738	$ 71,657
Cumulative 2024 Acquisitions
Disclosure of detailed information about business combination [line items]
Down payment		381,829
Working capital adjustment		279
Installment payments		13,096
Contingent consideration		134,043
Total consideration		529,247
Cash paid		$ 289,248
Number of instruments or interests issued or issuable (in shares) | shares		92,581,000
Cumulative 2024 Acquisitions | Installment Payment
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | shares		12,059,000
Cumulative 2024 Acquisitions | Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other current financial liabilities		$ 49,978
Other non-current financial liabilities		84,065
Blankfactor
Disclosure of detailed information about business combination [line items]
Contingent consideration		98,560
Total consideration		349,538
Cash paid		$ 141,200
Number of instruments or interests issued or issuable (in shares) | shares		69,247,000
Blankfactor | Installment Payment
Disclosure of detailed information about business combination [line items]
Installment payments		$ 2,879

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[2]	As of December 31, 2023, the Company issued 359,242, common shares for a total amount of 65,064, according to the subscription agreement included in the stock purchase.